Common and Preferred Share Capital - Schedule of Common Shares Purchased and Cancelled under Previously Expired NCIB (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of classes of share capital [line items]
Number of shares	0	3,500,000	0
Amount	$ 0	$ 417	$ 0
TSX approval date March 31, 2017 [member]
Disclosure of classes of share capital [line items]
Number of shares	0	0	0
Amount	$ 0	$ 0	$ 0
TSX approval date May 31, 2018 [member]
Disclosure of classes of share capital [line items]
Number of shares	0	3,500,000	0
Amount	$ 0	$ 417	$ 0